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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free California Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 91.3%
AIRPORT 4.1%
City of San Jose Airport
Refunding Revenue Bonds
Series 2014B
03/01/27	5.000%	$2,000,000	$2,416,220
Series 2014C
03/01/30	5.000%	2,500,000	2,969,375
Revenue Bonds
Series 2007B (AMBAC)
03/01/22	5.000%	1,000,000	1,065,650
County of Orange Airport Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,745,205
County of Sacramento Airport System Revenue Bonds Senior Series 2008A (AGM)
07/01/23	5.000%	1,000,000	1,131,460
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,174,410
San Francisco City & County Airports Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,082,234
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,398,040
Total			14,982,594
HIGHER EDUCATION 4.7%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,683,630
Pitzer College
Series 2005A
04/01/25	5.000%	1,225,000	1,234,690
Series 2009
04/01/19	5.000%	1,610,000	1,862,352
University of Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,952,860
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2013
10/01/24	5.000%	505,000	595,718
10/01/28	5.000%	840,000	963,572
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC)
10/01/16	5.000%	1,000,000	1,077,230

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	$2,500,000	$2,950,975
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/23	5.125%	715,000	789,138
Lancer Plaza Project
Series 2013
11/01/23	5.125%	940,000	1,026,461
University of California Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,179,610
Total			17,316,236
HOSPITAL 8.8%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,261,720
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health Obligation Group
Series 2011D
08/15/26	5.000%	2,250,000	2,642,355
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	1,250,000	1,494,975
Series 2009E
07/01/25	5.625%	1,500,000	1,737,480
Children’s Hospital of Orange County
Series 2009
11/01/21	6.000%	2,000,000	2,431,980
City of Hope Obligation Group
Series 2012A
11/15/21	5.000%	600,000	731,598
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/28	5.000%	300,000	367,308
Providence Health & Services
Series 2014A
10/01/30	5.000%	1,500,000	1,826,040
California Statewide Communities Development Authority
Refunding Revenue Bonds
Cottage Health System Obligation
Series 2015
11/01/30	5.000%	1,000,000	1,203,620
11/01/31	5.000%	805,000	963,553
11/01/33	5.000%	750,000	892,050
Huntington Memorial Hospital

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2014B
07/01/33	5.000%	$2,300,000	$2,679,063
Revenue Bonds
Health Facility Adventist Health System West
Series 2005A
03/01/17	5.000%	1,000,000	1,004,080
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/27	5.000%	1,000,000	1,166,980
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,208,650
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,329,020
Loma Linda University Medical Center
Series 2014
12/01/34	5.250%	3,000,000	3,412,140
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,199,560
Total			32,552,172
INDEPENDENT POWER 1.7%
Sacramento Municipal Utility District
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/15	5.000%	1,000,000	1,018,660
07/01/29	5.125%	2,000,000	2,114,380
Sacramento Power Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/15	5.250%	3,000,000	3,060,900
Total			6,193,940
JOINT POWER AUTHORITY 2.6%
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,820,950
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,419,370
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/22	5.000%	2,000,000	2,290,920
Revenue Bonds
Southern Transmission Project
Series 2008
07/01/27	6.000%	1,000,000	1,176,760
Total			9,708,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 6.9%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	$1,495,000	$1,713,195
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	804,368
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,097,090
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	1,095,000	1,126,076
Los Angeles County Public Works Financing Authority (a)
Revenue Bonds
Series 2015A
12/01/31	5.000%	2,000,000	2,404,540
12/01/32	5.000%	2,000,000	2,394,960
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,258,960
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,892,350
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,251,916
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/17	5.000%	1,570,000	1,731,270
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012-A
11/01/27	5.000%	2,145,000	2,462,589
11/01/28	5.000%	1,155,000	1,319,680
San Mateo Joint Powers Financing Authority
Refunding Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	435,000	492,146

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
07/15/28	5.250%	$2,275,000	$2,573,571
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	1,000,000	1,102,180
Total			25,624,891
LOCAL GENERAL OBLIGATION 10.1%
City & County of San Francisco Prerefunded 06/15/20 General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	4,035,450
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/25	5.000%	3,000,000	3,656,100
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012
07/01/22	5.000%	2,095,000	2,507,233
Compton Unified School District (b)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,523,043
06/01/24	0.000%	1,925,000	1,382,054
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,926,376
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,555,635
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012B
08/01/23	5.000%	700,000	868,525
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (b)
08/01/22	0.000%	2,140,000	1,841,941
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,198,130
Rancho Santiago Community College District (b)
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	$3,785,000	$2,118,389
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (b)
09/01/26	0.000%	1,100,000	765,820
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (b)
09/01/15	0.000%	1,000,000	998,770
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,409,520
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
08/01/21	5.250%	2,375,000	2,940,772
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,182,773
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,693,330
Series 2012
08/01/27	5.000%	2,365,000	2,780,459
Total			37,384,320
MULTI-FAMILY 1.3%
California Municipal Finance Authority Revenue Bonds Caritas Affordable Housing Senior Series 2014
08/15/30	5.000%	1,000,000	1,144,330
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,136,920
05/15/20	5.000%	750,000	869,055
Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/17	5.000%	1,500,000	1,633,110
Total			4,783,415

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 7.4%
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	$1,000,000	$1,138,640
City of Santa Clara Electric Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,169,510
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	3,900,000	4,456,374
Imperial Irrigation District
Refunding Revenue Bonds
Systems
Series 2008
11/01/21	5.250%	2,500,000	2,869,300
Series 2011D
11/01/22	5.000%	2,860,000	3,421,933
11/01/23	5.000%	1,040,000	1,240,949
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,381,440
Series 2014D
07/01/33	5.000%	1,700,000	2,054,688
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,112,290
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,722,840
State of California Department of Water Resources Revenue Bonds Subordinated Series 2005G-11
05/01/18	5.000%	2,000,000	2,282,820
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,141,340
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/30	5.000%	850,000	1,021,020
01/01/31	5.000%	1,000,000	1,192,900
Total			27,206,044

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE 0.7%
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	$2,210,000	$2,587,181
PORTS 1.7%
Port of Los Angeles Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,391,520
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	1,165,000	1,280,987
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/27	5.000%	1,000,000	1,194,350
09/01/28	5.000%	1,100,000	1,300,090
Total			6,166,947
PREP SCHOOL 0.2%
California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A
07/01/34	5.000%	600,000	646,200
PREPAID GAS 0.7%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,619,820
REFUNDED / ESCROWED 3.0%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA)
04/01/22	5.000%	1,100,000	1,161,237
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity
02/01/19	5.100%	500,000	543,630
California Infrastructure & Economic Development Bank Prerefunded 02/01/15 Revenue Bonds California Independent System Operator Series 2009A
02/01/22	5.250%	1,900,000	1,900,266

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
California State Public Works Board
Prerefunded 04/01/15 Revenue Bonds
University of California Institute Project
Series 2005C
04/01/16	5.000%	$1,000,000	$1,008,140
Revenue Bonds
Various University of California Projects
Series 2005D Escrowed to Maturity
05/01/15	5.000%	1,000,000	1,012,310
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,294,760
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity (b)
09/01/16	0.000%	2,000,000	1,990,080
Los Angeles Unified School District Prerefunded 07/01/16 Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC)
07/01/20	5.000%	1,000,000	1,066,960
Sacramento County Sanitation Districts Financing Authority Prerefunded 06/01/16 Revenue Bonds Sacramento Regional County Sanitation Series 2006 (NPFGC)
12/01/17	5.000%	1,000,000	1,063,270
Total			11,040,653
RETIREMENT COMMUNITIES 4.5%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	3,234,709
Series 2012
07/01/21	5.000%	1,000,000	1,162,560
Revenue Bonds
Casa de las Campanas, Inc.
Series 2010
09/01/15	4.000%	520,000	529,740
Odd Fellows Home of California
Series 2012-A
04/01/32	5.000%	2,250,000	2,632,432
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist Series 2006
07/01/26	5.000%	1,000,000	1,060,670
California Statewide Communities Development Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
899 Charleston Project
Series 2014A
11/01/19	5.000%	$875,000	$958,029
Episcopal Communities and Services
Series 2012
05/15/27	5.000%	1,520,000	1,750,614
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/28	5.000%	1,000,000	1,181,680
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/24	5.000%	310,000	356,562
05/15/25	5.000%	530,000	605,981
05/15/26	5.000%	700,000	796,397
05/15/29	5.000%	1,135,000	1,276,671
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/34	5.000%	1,000,000	1,147,730
Total			16,693,775
SPECIAL NON PROPERTY TAX 1.9%
State of California Unlimited General Obligation Refunding Bonds Series 2009A
07/01/18	5.000%	3,000,000	3,447,180
Virgin Islands Public Finance Authority (c)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	2,057,376
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/20	5.000%	1,490,000	1,709,030
Total			7,213,586
SPECIAL PROPERTY TAX 11.2%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/23	5.000%	1,070,000	1,248,679
Concord Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Build America Bonds Series 2014
03/01/25	5.000%	840,000	1,047,136
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/26	5.000%	630,000	735,519
09/01/27	5.000%	805,000	933,615

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/26	5.000%	$1,000,000	$1,225,600
09/01/27	5.000%	1,000,000	1,210,000
09/01/30	5.000%	815,000	972,368
09/01/31	5.000%	590,000	702,826
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,560,768
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM)
12/01/21	5.000%	755,000	921,213
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	1,425,000	1,507,693
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/29	5.000%	530,000	627,425
09/01/30	5.000%	625,000	737,006
09/01/32	5.000%	625,000	728,450
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/30	5.000%	1,500,000	1,717,020
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,270,999
Los Angeles Community Facilities District Refunding Special Tax Bonds Playa Vista-Phase 1 Series 2014
09/01/30	5.000%	1,000,000	1,168,240
Los Angeles County Redevelopment Authority Refunding Tax Allocation Bonds Los Angeles Bunker Hill Project Series 2014C (AGM)
12/01/28	5.000%	3,000,000	3,663,000
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013
09/01/22	5.000%	2,000,000	2,440,780
Poway Unified School District
Special Tax Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	$1,785,000	$2,054,303
09/01/29	5.000%	1,205,000	1,382,364
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/30	5.000%	700,000	834,512
Series 2014 (AGM)
09/01/27	5.000%	2,200,000	2,659,932
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/29	5.000%	225,000	262,373
08/01/30	5.000%	175,000	204,225
San Francisco Redevelopment Projects
Series 2009B
08/01/18	5.000%	1,255,000	1,417,711
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/28	5.000%	1,050,000	1,208,413
09/01/29	5.000%	1,180,000	1,353,684
Temecula Valley Unified School District Financing Authority (a)
Special Tax Bonds
Series 2015
09/01/32	5.000%	1,465,000	1,730,927
09/01/33	5.000%	1,000,000	1,179,610
09/01/34	5.000%	1,000,000	1,175,780
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,414,412
Total			41,296,583
STATE APPROPRIATED 6.1%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/28	5.000%	1,500,000	1,797,405
Revenue Bonds
Department of Corrections & Rehabilitation
Series 2014C
10/01/22	5.000%	1,925,000	2,402,670
Department of General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,041,240
Department of General Services-Butterfield
Series 2005A
06/01/15	5.000%	1,200,000	1,219,656
Series 2014A
09/01/31	5.000%	3,000,000	3,610,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Various Capital Projects
Series 2011A
10/01/20	5.000%	$2,000,000	$2,406,780
Series 2013I
11/01/28	5.250%	3,000,000	3,693,420
Series 2014E
09/01/30	5.000%	1,500,000	1,813,590
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,233,820
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,393,760
Total			22,612,541
STATE GENERAL OBLIGATION 6.7%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	6,034,450
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,165,820
Series 2009
04/01/26	5.625%	2,000,000	2,368,680
10/01/29	5.250%	1,500,000	1,766,820
Series 2011
10/01/19	5.000%	4,000,000	4,738,120
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	4,101,000
Series 2014
08/01/32	5.000%	3,000,000	3,622,440
Total			24,797,330
TURNPIKE / BRIDGE / TOLL ROAD 1.0%
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3 (d)
01/15/53	5.500%	3,000,000	3,566,220
WATER & SEWER 6.0%
City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,142,730
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A
06/01/25	5.750%	2,000,000	2,376,320
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,097,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	$2,020,000	$2,275,469
Oxnard Financing Authority Revenue Bonds Project Series 2006
06/01/31	5.000%	4,315,000	4,452,864
Sacramento County Sanitation Districts Financing Authority Revenue Bonds County Sanitation District 1 Series 2005 (NPFGC)
08/01/22	5.000%	1,500,000	1,535,970
San Diego Public Facilities Financing Authority Sewer Refunding Revenue Bonds Senior Series 2009B
05/15/25	5.250%	1,500,000	1,772,805
San Diego Public Facilities Financing Authority Water Refunding Revenue Bonds Series 2010A
08/01/24	5.000%	2,000,000	2,400,980
Semitropic Improvement District Refunding Revenue Bonds Series 2012A
12/01/23	5.000%	2,850,000	3,499,658
Stockton Public Financing Authority Refunding Revenue Bonds Build America Bonds Series 2014
09/01/28	5.000%	1,500,000	1,790,100
Total			22,344,106
Total Municipal Bonds (Cost: $307,011,214)			$337,336,554

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 2.8%
California Infrastructure & Economic Development Bank (d)(e)
Refunding Revenue Bonds
Los Angeles Museum
VRDN Series 2008 (Wells Fargo Bank)
09/01/37	0.010%	900,000	900,000
VRDN Series 2008A (Wells Fargo Bank)
09/01/37	0.010%	500,000	500,000
California Pollution Control Financing Authority (d)(e)
Refunding Revenue Bonds
Pacific Gas & Electric Co.
VRDN Series 1996C (JPMorgan Chase Bank)
11/01/26	0.020%	1,100,000	1,100,000
VRDN Series 1996E (JPMorgan Chase Bank)
11/01/26	0.010%	1,400,000	1,400,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008C (Wells Fargo Bank) (d)(e)
08/15/27	0.010%	$2,480,000	$2,480,000
Calleguas-Las Virgenes Public Financing Authority Refunding Revenue Bonds Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank) (d)(e)
07/01/37	0.010%	3,000,000	3,000,000
State of California Unlimited General Obligation Bonds VRDN Series 2003A-1 (JPMorgan Chase Bank) (d)(e)
05/01/33	0.010%	900,000	900,000
Total Floating Rate Notes (Cost: $10,280,000)			$10,280,000

Total Investments
(Cost: $317,291,214) (f)	$347,616,554(g)
Other Assets & Liabilities, Net	21,618,323
Net Assets	$369,234,877

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Zero coupon bond.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $3,766,406 or 1.02% of net assets.

(d)	Variable rate security.
(e)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions rate shown is the effective rate on January 31, 2015.

(f)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $317,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$ 30,325,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$ 30,325,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to,  financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	337,336,554	—	337,336,554
Total Bonds	—	337,336,554	—	337,336,554
Short-Term Securities
Floating Rate Notes	—	10,280,000	—	10,280,000
Total Short-Term Securities	—	10,280,000	—	10,280,000
Total	—	347,616,554	—	347,616,554

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.3%
AIRPORT 3.7%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/25	5.000%	$1,500,000	$1,752,750
Revenue Bonds
Series 2012B
01/01/27	5.000%	1,000,000	1,175,980
Total			2,928,730
HIGHER EDUCATION 14.1%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Campus Housing Series 2011
12/01/25	5.000%	1,000,000	1,175,850
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,401,813
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/27	5.000%	500,000	586,340
Revenue Bonds
Georgia Southern University Housing Foundation
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,139,470
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM)
08/01/25	5.000%	1,225,000	1,458,007
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,868,250
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/27	5.000%	750,000	889,110
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/32	5.000%	425,000	506,783

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	$1,125,000	$1,233,529
Total			11,259,152
HOSPITAL 7.6%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B (AMBAC)
04/01/16	4.000%	1,110,000	1,155,899
DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	356,182
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,309,600
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,264,800
Total			6,086,481
JOINT POWER AUTHORITY 3.6%
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,686,722
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,174,170
Total			2,860,892
LOCAL APPROPRIATION 6.0%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,421,638
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,108,510

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	$1,900,000	$2,247,339
Total			4,777,487
LOCAL GENERAL OBLIGATION 16.1%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	891,616
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2009A
08/01/22	5.000%	2,000,000	2,342,280
Series 2014A
08/01/30	5.000%	1,000,000	1,224,510
City of Atlanta Unlimited General Obligation Refunding Bonds Series 2014A
12/01/26	5.000%	500,000	624,455
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	1,000,000	1,075,660
Forsyth County School District Unlimited General Obligation Bonds Series 2014
02/01/28	5.000%	1,000,000	1,229,920
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,922,025
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,378,500
South Fulton Municipal Regional Water & Sewer Authority Refunding Revenue Bonds Series 2014
01/01/31	5.000%	1,000,000	1,169,980
Total			12,858,946
MULTI-FAMILY 4.3%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Junior Subordinated Series 2014
07/15/29	5.000%	980,000	1,081,704
Revenue Bonds
KSU Village Real Estate
Series 2007A (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
07/15/27	5.250%	$2,250,000	$2,340,180
Total			3,421,884
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	220,000	266,486
PREPAID GAS 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	337,454
REFUNDED / ESCROWED 5.0%
Douglas County School District
Prerefunded 04/01/17 Unlimited General Obligation Bonds
Series 2007
04/01/21	5.000%	500,000	548,490
04/01/21	5.000%	1,110,000	1,217,137
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008
02/01/22	5.000%	1,000,000	1,127,700
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	1,000,000	1,122,980
Total			4,016,307
SALES TAX 1.2%
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds 3rd Indenture Series 2014A
07/01/24	5.000%	750,000	929,445
SINGLE FAMILY 1.3%
Georgia Housing & Finance Authority Revenue Bonds Series 2014B-1
12/01/29	3.000%	1,000,000	1,023,760
SPECIAL NON PROPERTY TAX 5.8%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	1,500,000	1,736,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Third Indenture Series 2012A
07/01/30	5.000%	$1,500,000	$1,769,175
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	300,000	340,845
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B (a)
10/01/25	5.000%	750,000	829,688
Total			4,676,618
SPECIAL PROPERTY TAX 4.4%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/28	5.000%	525,000	638,463
12/01/33	5.000%	1,000,000	1,194,620
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,706,159
Total			3,539,242
STATE GENERAL OBLIGATION 2.9%
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,337,160
TRANSPORTATION 1.4%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2009A
06/01/21	5.000%	1,000,000	1,157,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD 0.7%
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(c)
06/01/24	0.000%	$1,000,000	$592,640
WATER & SEWER 18.5%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	1,000,000	1,127,920
10/01/22	5.000%	2,000,000	2,253,880
City of Atlanta Water & Wastewater Revenue Bonds Series 2009B (AGM)
11/01/17	5.000%	1,000,000	1,118,950
City of Gainesville Water & Sewerage Refunding Revenue Bonds Series 2014
11/15/26	5.000%	1,500,000	1,891,485
County of DeKalb Water & Sewage Refunding Revenue Bond Series 2006B
10/01/21	5.250%	2,000,000	2,458,220
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,085,053
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/01/17	5.000%	1,140,000	1,256,816
07/01/22	5.000%	1,000,000	1,020,020
Villa Rica Public Facilities Authority Refunding Revenue Bonds Water & Sewer Project Series 2015
03/01/31	5.000%	750,000	901,845
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,665,834
Total			14,780,023
Total Municipal Bonds (Cost: $71,535,684)			$77,850,667
Total Investments
(Cost: $71,535,684) (d)			$77,850,667(e)
Other Assets & Liabilities, Net			2,159,798
Net Assets			$80,010,465

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2015, the value of these securities amounted to $1,437,019 or 1.80% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $592,640 or 0.74% of net assets.

(c)	Zero coupon bond.
(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $71,536,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,316,000
Unrealized Depreciation	(1,000)
Net Unrealized Appreciation	$6,315,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	77,850,667	—	77,850,667
Total Bonds	—	77,850,667	—	77,850,667
Total	—	77,850,667	—	77,850,667

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.2%
DISPOSAL 1.3%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,206,130
HIGHER EDUCATION 3.3%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/29	5.000%	1,000,000	1,137,130
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	1,105,750
Montgomery County Authority Refunding Revenue Bonds Series 2014
05/01/27	5.000%	500,000	605,435
Morgan State University Refunding Revenue Bonds Series 2012
07/01/30	5.000%	150,000	174,587
Total			3,022,902
HOSPITAL 15.3%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/29	5.000%	750,000	880,342
Western Maryland Health System
Series 2014
07/01/34	5.250%	1,500,000	1,744,350
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/26	5.000%	1,210,000	1,393,775
07/01/27	5.000%	1,000,000	1,146,810
Johns Hopkins Health System
Series 2012
07/01/28	5.000%	1,000,000	1,192,200
Johns Hopkins Health System
Series 2013C
05/15/33	5.000%	1,500,000	1,773,045
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,925,273
Peninsula Regional Medical Center
Series 2006
07/01/26	5.000%	1,500,000	1,599,330
Maryland Health & Higher Educational Facilities Authority (a)
Refunding Revenue Bonds
MedStar Health, Inc.
Series 2015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
08/15/33	5.000%	$1,000,000	$1,179,890
Peninsula Regional Medical Center
Series 2015
07/01/32	5.000%	1,000,000	1,174,690
Total			14,009,705
INVESTOR OWNED 3.3%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	2,993,300
LOCAL APPROPRIATION 3.5%
City of Baltimore Refunding Certificate of Participation Series 2010A
10/01/17	5.000%	1,500,000	1,663,095
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	679,279
Maryland State Transportation Authority Refunding Revenue Bonds Metrorail Parking Projects Series 2014
07/01/23	4.000%	750,000	870,630
Total			3,213,004
LOCAL GENERAL OBLIGATION 11.3%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,286,520
County of Anne Arundel Limited General Obligation Bonds Consolidated General Improvement Series 2006
03/01/18	5.000%	750,000	789,157
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008
02/01/18	5.000%	1,000,000	1,129,720
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/18	5.250%	2,005,000	2,335,765
11/01/21	5.250%	2,500,000	3,119,225

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Prince George’s Limited General Obligation Refunding & Public Improvement Bonds Consolidated Series 2011B
09/15/20	5.000%	$500,000	$607,070
Total			10,267,457
MULTI-FAMILY 6.1%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project
Senior Series 2012
07/01/20	4.000%	550,000	594,616
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	627,342
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/19	5.000%	1,000,000	1,059,100
Revenue Bonds
Salisbury University Project
Series 2012
06/01/27	5.000%	1,100,000	1,220,912
Towson University Project
Senior Series 2007A
07/01/24	5.250%	1,185,000	1,252,438
Senior Series 2012
07/01/27	5.000%	700,000	781,641
Total			5,536,049
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	220,000	266,486
OTHER BOND ISSUE 4.0%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,356,715
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/21	4.400%	535,000	536,150
Marlborough Apartments
Series 2014
12/15/31	3.450%	750,000	766,388
Total			3,659,253

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER INDUSTRIAL DEVELOPMENT BOND 1.8%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	$1,425,000	$1,603,054
POOL / BOND BANK 1.2%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,125,250
REFUNDED / ESCROWED 8.8%
City of Baltimore
Prerefunded 07/01/17 Revenue Bonds
Wastewater Projects
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,382,225
Prerefunded 07/01/18 Revenue Bonds
Wastewater Projects
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,427,187
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,711,150
Maryland Health & Higher Educational Facilities Authority Prerefunded 07/01/16 Revenue Bonds FHA Insured Mortgage-Western Health Series 2006A
01/01/20	5.000%	1,450,000	1,543,032
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	165,000	173,922
State of Maryland Prerefunded 03/01/19 Unlimited General Obligation Bonds State & Local Facilities 1st Series 2009C
03/01/21	5.000%	1,500,000	1,748,175
Total			7,985,691
RETIREMENT COMMUNITIES 6.2%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Group Series 2009B
01/01/23	6.000%	1,250,000	1,429,512
County of Baltimore
Revenue Bonds
Oak Crest Village, Inc. Facility

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Series 2007A
01/01/22	5.000%	$1,045,000	$1,112,298
01/01/27	5.000%	2,000,000	2,105,040
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A
01/01/27	5.250%	1,000,000	1,026,570
Total			5,673,420
SPECIAL NON PROPERTY TAX 7.3%
State of Maryland Department of Transportation
Revenue Bonds
Series 2008
02/15/22	5.000%	3,125,000	3,536,969
Series 2009
06/15/21	4.000%	1,495,000	1,676,284
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	350,000	397,652
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (b)
10/01/17	5.000%	1,000,000	1,090,120
Total			6,701,025
SPECIAL PROPERTY TAX 4.7%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/23	5.000%	225,000	271,836
07/01/24	5.000%	500,000	614,390
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,872,975
County of Montgomery Refunding Special Tax Bonds West Germantown Development District Series 2014
07/01/25	4.000%	485,000	546,590
Total			4,305,791
STATE APPROPRIATED 4.2%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,211,659

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	$500,000	$582,875
Total			3,794,534
STATE GENERAL OBLIGATION 3.6%
State of Maryland Unlimited General Obligation Bonds State & Local Facilities-Capital Improvement 1st Series 2003A
03/01/17	5.250%	3,000,000	3,299,130
TRANSPORTATION 3.8%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	3,000,000	3,503,670
TURNPIKE / BRIDGE / TOLL ROAD 2.6%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	2,000,000	2,330,540
WATER & SEWER 5.6%
City of Baltimore Revenue Bonds Subordinated Series 2014A
07/01/32	5.000%	1,000,000	1,207,660
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	2,500,000	2,810,675
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009
06/01/21	4.000%	1,000,000	1,119,910
Total			5,138,245
Total Municipal Bonds (Cost: $82,156,052)			$89,634,636
Total Investments
(Cost: $82,156,052) (c)			$89,634,636(d)
Other Assets & Liabilities, Net			1,664,279
Net Assets			$91,298,915

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $1,754,258 or 1.92% of net assets.

(c)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $82,156,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,479,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$7,479,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	89,634,636	—	89,634,636
Total Bonds	—	89,634,636	—	89,634,636
Total	—	89,634,636	—	89,634,636

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.3%
AIRPORT 2.9%
City of Charlotte Airport Refunding Revenue Bonds Charlotte Douglas International Airport Series 2014
07/01/30	5.000%	$1,500,000	$1,804,575
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	3,000,000	3,543,990
Total			5,348,565
HIGHER EDUCATION 6.2%
East Carolina University Revenue Bonds General Series 2014A
10/01/31	5.000%	1,900,000	2,266,472
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,089,870
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,144,230
University of North Carolina System
Revenue Bonds
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,089,950
Series 2008A
10/01/22	5.000%	2,000,000	2,265,700
University of North Carolina at Charlotte Revenue Bonds Series 2014
04/01/30	5.000%	1,000,000	1,215,580
University of North Carolina at Greensboro Revenue Bonds General Series 2014
04/01/32	5.000%	2,000,000	2,389,300
Total			11,461,102
HOSPITAL 8.7%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,679,487
Series 2008A
01/15/24	5.250%	2,000,000	2,215,680
Series 2009A
01/15/21	5.000%	1,000,000	1,150,020
North Carolina Medical Care Commission
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Novant Health Obligation Group
Series 2013
11/01/24	5.000%	$530,000	$630,779
Southeastern Regional Medical Center
Series 2012
06/01/26	5.000%	1,000,000	1,147,870
Vidant Health
Series 2012A
06/01/25	5.000%	1,500,000	1,756,560
06/01/36	5.000%	1,445,000	1,633,977
Revenue Bonds
Duke University Health System
Series 2012A
06/01/32	5.000%	1,000,000	1,182,020
Moses Cone Health System
Series 2011
10/01/20	5.000%	3,215,000	3,789,810
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,096,800
Total			16,283,003
JOINT POWER AUTHORITY 9.0%
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B (NPFGC)
01/01/22	6.000%	1,000,000	1,270,590
Series 1993B (NPFGC/IBC)
01/01/22	6.000%	3,000,000	3,807,300
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,091,780
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,691,760
Revenue Bonds
Series 2009B
01/01/26	5.000%	2,250,000	2,571,727
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2008A
01/01/17	5.250%	1,185,000	1,289,991
01/01/20	5.250%	2,000,000	2,232,280
Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,715,730
Total			16,671,158
LOCAL APPROPRIATION 18.3%
City of Kannapolis Revenue Bonds Series 2014
04/01/31	5.000%	1,365,000	1,624,555
City of Raleigh Revenue Bonds Series 2014A
10/01/26	5.000%	300,000	375,468

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
City of Wilmington
Refunding Certificate of Participation
Series 2006A
06/01/17	5.000%	$1,005,000	$1,068,204
Refunding Revenue Bonds
Series 2014A
06/01/28	5.000%	500,000	612,515
City of Winston-Salem Refunding Revenue Bonds Series 2014C
06/01/29	5.000%	750,000	912,210
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	500,000	594,695
06/01/29	5.000%	1,000,000	1,182,760
Series 2014A
06/01/32	5.000%	1,635,000	1,977,958
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,743,177
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	482,468
County of Chatham Refunding Revenue Bonds Series 2014
11/01/27	5.000%	1,500,000	1,853,670
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,244,752
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,159,011
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,122,572
County of Johnston Revenue Bonds Series 2014
06/01/28	5.000%	1,000,000	1,212,860
County of Martin Refunding Revenue Bonds Water & Sewer District Series 2014
06/01/30	4.000%	730,000	796,488

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Mecklenburg Certificate of Participation Series 2009A
02/01/23	5.000%	$1,000,000	$1,136,720
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,901,767
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	2,013,898
County of Randolph Refunding Revenue Bonds Series 2013C
10/01/26	5.000%	1,500,000	1,878,765
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	1,000,000	1,061,160
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	2,185,596
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	1,075,000	1,263,490
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	1,325,000	1,623,178
Total			34,027,937
LOCAL GENERAL OBLIGATION 6.7%
County of Forsyth Unlimited General Obligation Refunding Bonds Series 2015
12/01/26	5.000%	2,000,000	2,635,900
County of Iredell Unlimited General Obligation Bonds School Series 2006
02/01/19	5.000%	2,420,000	2,534,829
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,315,361
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,643,130

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/22	5.000%	$2,000,000	$2,491,540
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	1,565,000	1,831,488
Total			12,452,248
MUNICIPAL POWER 2.2%
City of Fayetteville Public Works Commission Revenue Bonds Series 2014
03/01/27	4.000%	2,000,000	2,298,300
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,193,494
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	520,000	629,876
Total			4,121,670
OTHER BOND ISSUE 0.6%
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds Research Triangle Institute Series 2010
02/01/18	4.000%	1,000,000	1,083,860
PORTS 1.2%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,282,980
REFUNDED / ESCROWED 15.5%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,234,840
10/01/27	5.250%	1,000,000	1,117,420
Appalachian State University Prerefunded 07/15/15 Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	695,000	710,533
County of Chatham Prerefunded 06/01/16 Certificate of Participation Series 2006 (AMBAC)
06/01/20	5.000%	1,065,000	1,132,212

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
County of Craven
Prerefunded 06/01/17 Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	$2,825,000	$3,118,348
06/01/19	5.000%	1,825,000	2,014,508
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	935,000	1,089,696
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,681,157
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,308,500
Prerefunded Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	1,865,000	1,958,866
North Carolina Infrastructure Finance Corp. Prerefunded 05/01/17 Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,827,334
North Carolina Medical Care Commission Prerefunded 11/01/17 Revenue Bonds Wilson Medical Center Series 2007
11/01/19	5.000%	3,385,000	3,786,021
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (a)
07/01/18	5.500%	3,360,000	3,882,984
Total			28,862,419
RETIREMENT COMMUNITIES 1.4%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/16	5.000%	1,000,000	1,045,210
1st Mortgage-United Methodist
Series 2013A
10/01/33	5.000%	1,595,000	1,663,505
Total			2,708,715
SPECIAL NON PROPERTY TAX 2.2%
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	500,000	568,075
Virgin Islands Public Finance Authority (a)
Refunding Revenue Bonds
Senior Lien
Series 2009B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
10/01/25	5.000%	$1,500,000	$1,659,375
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/20	5.000%	1,560,000	1,789,320
Total			4,016,770
STATE APPROPRIATED 1.4%
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	2,000,000	2,568,680
WATER & SEWER 19.0%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,139,450
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008
07/01/23	5.000%	3,000,000	3,419,970
Series 2009B
07/01/25	5.000%	5,835,000	6,976,443
City of Concord Utilities Systems Refunding Revenue Bonds Series 2009B
12/01/19	5.000%	1,500,000	1,765,830
City of Gastonia Combined Utilities System Refunding Revenue Bonds Series 2009
05/01/17	4.000%	1,205,000	1,298,050
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,218,460
06/01/22	5.250%	1,200,000	1,510,392
06/01/23	5.250%	2,000,000	2,559,640
City of High Point Combined Water & Sewer System
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,146,910
11/01/25	5.000%	1,000,000	1,145,320
City of Raleigh Combined Enterprise System
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2006A
03/01/16	5.000%	$1,500,000	$1,577,910
Series 2011
03/01/27	5.000%	800,000	944,256
City of Thomasville
Refunding Revenue Bonds
Series 2012
05/01/24	4.000%	500,000	562,280
05/01/26	4.000%	860,000	949,681
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,311,220
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,165,830
County of Brunswick
Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,159,335
04/01/22	5.000%	1,390,000	1,563,166
Total			35,414,143
Total Municipal Bonds (Cost: $162,740,334)			$177,303,250

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Hospitals Clinics VRDN Series 2007A (AGM) (b)
08/15/37	0.020%	750,000	750,000
City of New York Unlimited General Obligation Bonds VRDN Subordinated Series 1993A-7 (JPMorgan Chase Bank) (b)(c)
08/01/20	0.030%	500,000	500,000
Total Floating Rate Notes (Cost: $1,250,000)			$1,250,000
Total Investments
(Cost: $163,990,334) (d)			$178,553,250(e)
Other Assets & Liabilities, Net			7,532,855
Net Assets			$186,086,105

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2015, the value of these securities amounted to $8,529,630 or 4.58% of net assets.

(b)	Variable rate security.

(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $163,990,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,574,000
Unrealized Depreciation	(11,000)
Net Unrealized Appreciation	$14,563,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	177,303,250	—	177,303,250
Total Bonds	—	177,303,250	—	177,303,250
Short-Term Securities
Floating Rate Notes	—	1,250,000	—	1,250,000
Total Short-Term Securities	—	1,250,000	—	1,250,000
Total	—	178,553,250	—	178,553,250

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.3%

AIRPORT 2.1%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,474,851
07/01/20	5.000%	1,150,000	1,342,119
Total			2,816,970
HIGHER EDUCATION 3.3%
Clemson University Revenue Bonds Athletic Facility Series 2014A
05/01/28	5.000%	1,170,000	1,445,394
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,787,490
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,197,461
Total			4,430,345
HOSPITAL 16.3%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014
11/01/31	5.000%	1,500,000	1,799,715
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/27	5.000%	1,750,000	2,029,563
10/01/31	5.000%	2,000,000	2,286,740
Greenville Health System Refunding Revenue Bonds Series 2008A
05/01/21	5.250%	2,750,000	3,110,277
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,370,343
11/01/18	5.000%	1,000,000	1,110,330
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	500,000	540,785
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,364,200
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/20	5.000%	2,000,000	2,370,600
Bon Secours Health Systems, Inc.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2013
11/01/24	5.000%	$450,000	$533,813
Kershaw County Medical Center Project
Series 2008
09/15/25	5.500%	1,925,000	2,138,771
Spartanburg Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	1,225,000	1,376,116
Total			22,031,253
JOINT POWER AUTHORITY 8.8%
Easley Combined Utility System Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,126,490
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,164,880
01/01/18	5.000%	3,050,000	3,414,200
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,254,060
Series 2014B
12/01/32	5.000%	1,250,000	1,481,275
Revenue Bonds
Series 2009B
01/01/24	5.000%	1,250,000	1,424,625
Total			11,865,530
LOCAL APPROPRIATION 19.7%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2006
12/01/20	5.000%	1,000,000	1,081,950
12/01/21	5.000%	2,000,000	2,163,900
12/01/22	5.000%	3,545,000	3,828,706
Charleston Educational Excellence Finance Corp. Refunding Revenue Bonds Charleston County School Series 2013
12/01/25	5.000%	2,000,000	2,484,600
City of North Charleston Revenue Bonds Series 2012
06/01/29	5.000%	2,280,000	2,648,197
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013
12/01/27	5.000%	1,000,000	1,198,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2006
12/01/27	5.000%	$1,300,000	$1,401,543
Newberry Investing in Children’s Education Refunding Revenue Bonds Newberry County School District Series 2014
12/01/29	5.000%	1,500,000	1,797,660
Scago Educational Facilities Corp. for Pickens School District
Revenue Bonds
Pickens County Project
Series 2006 (AGM)
12/01/23	5.000%	5,000,000	5,427,050
12/01/24	5.000%	2,000,000	2,169,280
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	1,000,000	1,111,850
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	676,423
06/01/24	5.000%	580,000	701,377
Total			26,690,916
LOCAL GENERAL OBLIGATION 8.8%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM)
03/01/19	5.250%	1,115,000	1,175,199
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/23	5.000%	1,190,000	1,490,487
Beaufort County School District (a)
Unlimited General Obligation Refunding Bonds
Series 2015A
03/01/24	5.000%	2,000,000	2,531,680
County of Charleston Unlimited General Obligation Bonds Improvement Series 2009A
08/01/23	5.000%	2,000,000	2,342,380
Horry County School District Unlimited General Obligation Refunding Bonds South Carolina School District Series 2015A (a)
03/01/27	5.000%	2,630,000	3,344,256

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Series 2015
04/01/34	5.000%	$940,000	$1,099,198
Total			11,983,200
MUNICIPAL POWER 1.7%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,868,802
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	315,000	381,559
Total			2,250,361
PORTS 0.9%
South Carolina State Ports Authority Revenue Bonds Series 2010
07/01/23	5.250%	1,000,000	1,191,330

PREP SCHOOL 0.4%
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A
11/01/33	7.000%	500,000	555,975

REFUNDED / ESCROWED 2.3%
Charleston Educational Excellence Finance Corp. Prerefunded 12/01/16 Revenue Bonds Charleston County School District Project Series 2006
12/01/19	5.000%	1,000,000	1,083,640
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A Escrowed to Maturity (AGM)
08/15/15	5.125%	750,000	770,040
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	1,050,000	1,213,432
Total			3,067,112
RESOURCE RECOVERY 2.0%
Three Rivers Solid Waste Authority (c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RESOURCE RECOVERY (CONTINUED)

10/01/24	0.000%	$1,835,000	$1,385,444
10/01/25	0.000%	1,835,000	1,330,283
Total			2,715,727
RETIREMENT COMMUNITIES 3.5%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/15	5.000%	525,000	528,045
04/01/16	5.000%	600,000	621,996
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,290,791
05/01/21	5.375%	1,650,000	1,728,425
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	500,000	503,515
Total			4,672,772
SINGLE FAMILY 0.4%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC)
01/01/28	5.000%	510,000	549,862

SPECIAL NON PROPERTY TAX 5.3%
City of Columbia Revenue Bonds Series 2014
02/01/33	5.000%	1,195,000	1,419,672
City of Greenville Hospitality Tax Improvement Refunding Revenue Bonds Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,531,269
City of Myrtle Beach Revenue Bonds Hospitality Fee Series 2014B
06/01/30	5.000%	560,000	660,582
City of Rock Hill Revenue Bonds Hospitality Fee Pledge Series 2013
04/01/23	5.000%	695,000	846,162
Greenville County Public Facilities Corp. Refunding Certificate of Participation Series 2014
04/01/26	5.000%	890,000	1,077,185
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	400,000	454,460

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (b)
10/01/25	5.000%	$1,060,000	$1,204,637
Total			7,193,967
STATE GENERAL OBLIGATION 0.9%
State of South Carolina Unlimited General Obligation Bonds Series 2014B
04/01/25	5.000%	1,000,000	1,275,190

STUDENT LOAN 1.5%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	1,910,000	2,095,728

TRANSPORTATION 4.3%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,883,426

WATER & SEWER 13.1%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012
07/15/28	5.000%	2,000,000	2,339,540
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,652,925
03/01/25	4.750%	3,000,000	3,281,070
City of Charleston Waterworks & Sewer System Refunding Revenue Bonds Series 2009A
01/01/21	5.000%	2,500,000	2,871,950
City of Columbia Waterworks & Sewer System Refunding Revenue Bonds Series 2011A
02/01/27	5.000%	1,000,000	1,173,160
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,131,790
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,171,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2010A
01/01/20	5.000%	$1,500,000	$1,771,485
Series 2012
01/01/24	5.000%	1,000,000	1,207,300
Spartanburg Sanitation Sewer District Refunding Revenue Bonds Series 2014B
03/01/34	5.000%	1,000,000	1,186,330
Total			17,786,910
Total Municipal Bonds (Cost: $119,448,385)			$129,056,574

Total Investments
(Cost: $119,448,385) (d)	$129,056,574(e)
Other Assets & Liabilities, Net	6,328,782
Net Assets	$135,385,356

Notes to Portfolio of Investments

(a)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(b)                                     Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2015, the value of these securities amounted to $3,254,088 or 2.40% of net assets.

(c)                                     Zero coupon bond.

(d)                                     At January 31, 2015, the cost of securities for federal income tax purposes was approximately $119,448,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,620,000
Unrealized Depreciation	(11,000)
Net Unrealized Appreciation	$9,609,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM                           Assured Guaranty Municipal Corporation

AMBAC               Ambac Assurance Corporation

FHLMC               Federal Home Loan Mortgage Corporation

FNMA                     Federal National Mortgage Association

GNMA                    Government National Mortgage Association

NPFGC               National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	129,056,574	—	129,056,574
Total Bonds	—	129,056,574	—	129,056,574
Total	—	129,056,574	—	129,056,574

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 99.0%
AIRPORT 6.2%
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	$1,000,000	$1,212,660
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,506,940
Series 2009C
10/01/23	5.000%	3,000,000	3,411,270
Series 2010A
10/01/23	5.000%	2,475,000	2,945,918
10/01/27	5.000%	1,515,000	1,776,247
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,174,610
Total			14,027,645
HIGHER EDUCATION 7.6%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	1,034,980
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A (a)
12/01/20	5.000%	1,400,000	1,699,754
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,518,165
Series 2011B
03/01/21	5.000%	2,250,000	2,738,903
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,160,500
03/01/22	5.000%	1,455,000	1,708,432
03/01/23	5.000%	2,000,000	2,342,820
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,090,170
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,892,597
Total			17,186,321
HOSPITAL 9.6%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	905,000	1,070,126

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	$1,000,000	$1,117,670
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,098,430
Revenue Bonds
Inova Health System
Series 2009C
05/15/25	5.000%	1,000,000	1,155,020
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	1,000,000	1,103,200
06/15/20	5.250%	4,000,000	4,575,280
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B
11/01/27	5.000%	1,735,000	2,047,161
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/25	5.000%	3,500,000	4,004,805
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,403,420
07/01/23	5.000%	1,000,000	1,190,340
Virginia Small Business Financing Authority Revenue Bonds Wellmont Health System Project Series 2007A
09/01/22	5.125%	710,000	761,170
Winchester Economic Development Authority Revenue Bonds Valley Health System Obligation Group Series 2007
01/01/26	5.000%	1,170,000	1,257,118
Total			21,783,740
INVESTOR OWNED 1.0%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Co. Series 2009A
05/01/23	5.000%	2,000,000	2,320,580

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 4.3%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	$1,490,000	$1,721,487
Fairfax County Economic Development Authority Revenue Bonds Six Public Facilities Projects Series 2010
04/01/24	4.000%	1,340,000	1,451,702
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	2,023,269
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,183,380
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,101,680
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	1,115,000	1,221,416
Total			9,702,934
LOCAL GENERAL OBLIGATION 15.3%
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A
01/15/19	4.000%	2,000,000	2,245,100
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	616,833
08/01/21	5.000%	530,000	619,273
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,342,599
City of Manassas Unlimited General Obligation Refunding Bonds Series 2014C
07/01/25	5.000%	2,000,000	2,541,320
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/20	5.250%	2,000,000	2,436,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2006B
02/01/18	5.250%	$3,030,000	$3,440,353
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/21	5.000%	3,000,000	3,670,650
Series 2006A (NPFGC)
07/01/16	5.000%	660,000	704,002
City of Richmond
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	688,718
07/15/24	5.000%	1,000,000	1,192,880
City of Suffolk Unlimited General Obligation Refunding Bonds Series 2014
02/01/29	4.000%	2,000,000	2,262,900
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B
05/01/17	5.000%	1,000,000	1,079,680
County of Arlington Unlimited General Obligation Refunding Bonds Public Improvement Series 2006
08/01/17	5.000%	2,400,000	2,568,504
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	2,000,000	2,271,760
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,200,300
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,620,360
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B
09/15/17	5.000%	1,145,000	1,278,267
Total			34,779,619
OTHER BOND ISSUE 0.7%
Virginia Beach Development Authority Revenue Bonds Series 2010C
08/01/23	5.000%	1,380,000	1,629,463

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER INDUSTRIAL DEVELOPMENT BOND 0.9%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	$2,000,000	$2,031,540

POOL / BOND BANK 14.3%
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2009C
08/01/25	4.000%	2,560,000	2,789,709
School Financing 1997 Resolution
Series 2004C
08/01/16	5.000%	3,500,000	3,745,700
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,651,178
State Revolving Fund
Subordinated Series 2005
10/01/19	5.500%	4,000,000	4,835,360
10/01/20	5.500%	3,500,000	4,345,180
10/01/21	5.500%	6,475,000	8,211,595
Revenue Bonds
State Revolving Fund
Series 2009
10/01/17	5.000%	1,380,000	1,541,708
Unrefunded Revenue Bonds
Series 2009B
11/01/18	4.000%	3,870,000	4,334,439
St. Moral
Series 2009B
11/01/18	4.000%	965,000	1,076,631
Total			32,531,500
REFUNDED / ESCROWED 10.7%
City of Newport News Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds Series 2011A
07/01/23	5.000%	1,380,000	1,665,632
City of Portsmouth Unlimited General Obligation Refunding Bonds Series 2006A Escrowed to Maturity (NPFGC)
07/01/16	5.000%	340,000	362,617
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,159,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
County of Prince William
Prerefunded 09/01/16 Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	$800,000	$858,952
09/01/21	5.000%	1,625,000	1,744,746
Hampton Roads Sanitation District
Prerefunded 04/01/18 Revenue Bonds
Series 2008
04/01/22	5.000%	1,000,000	1,135,060
04/01/24	5.000%	3,000,000	3,405,180
Prerefunded 11/01/19 Revenue Bonds
Series 2011
11/01/24	5.000%	1,750,000	2,082,115
11/01/25	5.000%	1,380,000	1,641,896
New Kent County Economic Development Authority Prerefunded 02/01/17 Revenue Bonds School & Governmental Projects Series 2006 (AGM)
02/01/21	5.000%	2,075,000	2,257,766
Newport News Economic Development Authority Prerefunded 01/15/16 Revenue Bonds Series 2005A
01/15/23	5.250%	1,510,000	1,581,197
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC)
07/15/17	5.250%	420,000	447,762
Virginia Resources Authority
Prerefunded 10/01/18 Revenue Bonds
State Revolving Fund
Subordinated Series 2008
10/01/29	5.000%	5,000,000	5,757,800
Prerefunded Revenue Bonds
Series 2009B Escrowed to Maturity
11/01/18	4.000%	130,000	145,244
St. Moral
Series 2009B Escrowed to Maturity
11/01/18	4.000%	35,000	39,104
Total			24,284,231
RETIREMENT COMMUNITIES 3.6%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012
01/01/32	4.625%	2,000,000	2,060,780
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring Village, Inc.
Series 2006A
10/01/26	4.750%	2,000,000	2,061,700
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,699,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012A
07/01/22	4.000%	$1,320,000	$1,360,154
Total			8,182,184
SALES TAX 1.1%
Northern Virginia Transportation Authority Revenue Bonds Series 2014
06/01/32	5.000%	2,000,000	2,421,380

SPECIAL NON PROPERTY TAX 8.1%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
06/15/18	5.000%	3,800,000	3,866,918
06/15/25	5.000%	3,000,000	3,052,830
Greater Richmond Convention Center Authority (b)
Refunding Revenue Bonds
Series 2015
06/15/29	5.000%	1,350,000	1,623,010
06/15/30	5.000%	1,540,000	1,839,176
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007
03/01/21	5.100%	518,000	519,181
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007
03/01/17	5.300%	1,292,000	1,369,598
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	850,000	965,727
Virgin Islands Public Finance Authority (c)
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,450,000	2,784,302
Series 2012-A
10/01/32	5.000%	2,210,000	2,481,742
Total			18,502,484
SPECIAL PROPERTY TAX 5.5%
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/23	4.000%	1,000,000	999,290
Fairfax County Economic Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	$3,000,000	$3,488,160
04/01/26	5.000%	4,185,000	4,883,686
Marquis Community Development Authority of York County (d)(e)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	437,929
Marquis Community Development Authority of York County (e)
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	2,084,000	1,932,806
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/25	5.000%	690,000	734,374
Total			12,476,245
TRANSPORTATION 1.6%
Virginia Commonwealth Transportation Board Revenue Bonds Capital Projects Series 2012
05/15/29	5.000%	3,000,000	3,549,630

TURNPIKE / BRIDGE / TOLL ROAD 4.9%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,877,120
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/23	5.000%	1,025,000	1,168,900
07/15/27	5.000%	1,000,000	1,105,100
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) (d)
10/01/23	0.000%	5,000,000	3,855,800
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC)
07/15/17	5.250%	225,000	237,258
Total			11,244,178

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER 3.6%
City of Newport News Water Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	$1,035,000	$1,138,614
City of Norfolk Water Refunding Revenue Bonds Series 2012 11/01/19	5.000%	1,000,000	1,185,340
City of Richmond Revenue Bonds Series 2007 (AGM) 01/15/21	4.500%	1,000,000	1,073,670

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)
County of Spotsylvania Water & Sewer Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	$1,030,000	$1,133,989
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B 04/01/19	5.250%	1,835,000	2,167,116
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC) 07/01/20	5.150%	1,295,000	1,469,022
Total			8,167,751
Total Municipal Bonds (Cost: $206,315,846)			$224,821,425
Total Investments (Cost: $206,315,846) (f)			$224,821,425(g)
Other Assets & Liabilities, Net			2,337,418
Net Assets			$227,158,843

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2015, the value of these securities amounted to $6,231,771 or 2.74% of net assets.

(d)	Zero coupon bond.
(e)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $2,370,735, which represents 1.04% of net assets.  Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007C
09/01/41 0.000%	11-30-2007	871,913
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/41 5.625%	11-30-2007	2,084,000

(f)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $206,316,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,090,000
Unrealized Depreciation	(585,000)
Net Unrealized Appreciation	$18,505,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	224,821,425	—	224,821,425
Total Bonds	—	224,821,425	—	224,821,425
Total	—	224,821,425	—	224,821,425

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 83.3%
ALABAMA 0.7%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/18	5.000%	$1,250,000	$1,409,675
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A
03/01/18	5.000%	7,510,000	8,494,336
Auburn University Revenue Bonds Series 2012A
06/01/16	5.000%	3,000,000	3,188,490
Total			13,092,501
ALASKA 0.8%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A
04/01/16	5.000%	2,500,000	2,636,300
City of Anchorage Unlimited General Obligation Refunding Bonds General Purpose Series 2014B
09/01/19	5.000%	3,645,000	4,313,639
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003
01/01/16	5.000%	9,200,000	9,592,380
Total			16,542,319
ARIZONA 1.1%
Arizona School Facilities Board
Certificate of Participation
Series 2008
09/01/18	5.750%	5,935,000	6,942,288
Refunding Certificate of Participation
Series 2013A-1
09/01/16	4.000%	1,500,000	1,584,525
Arizona Transportation Board Refunding Revenue Bonds Series 2014
07/01/19	5.000%	4,250,000	5,009,347
County of Pima Sewer System
Revenue Bonds
Series 2012A
07/01/16	3.000%	450,000	467,262
07/01/16	4.000%	500,000	526,255

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	$1,845,000	$2,022,821
State of Arizona
Certificate of Participation
Department of Administration
Series 2010A (AGM)
10/01/15	5.000%	5,000,000	5,160,300
Refunding Certificate of Participation
Department of Administration
Series 2013B
10/01/15	4.000%	200,000	204,930
10/01/16	5.000%	175,000	187,527
Total			22,105,255
CALIFORNIA 6.5%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/17	5.000%	950,000	1,053,673
08/01/18	5.000%	995,000	1,141,355
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health Systems Series 2013B (a)
07/01/43	5.000%	4,000,000	4,474,320
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections
Series 2012
06/01/15	5.000%	2,080,000	2,114,070
Richmond Laboratory Project
Series 2012
11/01/15	4.000%	2,035,000	2,094,544
Series 2014G
01/01/19	5.000%	13,500,000	15,638,130
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/16	4.000%	2,000,000	2,121,560
Series 2013I
11/01/17	5.000%	750,000	837,682
Subordinated Series 2010A-1
03/01/15	5.000%	3,000,000	3,012,113
03/01/16	5.000%	1,325,000	1,394,417
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT (b)
03/01/17	5.000%	5,415,000	5,894,390

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
County of Sacramento Revenue Bonds GNMA Mortgage Issue Series 1998A Escrowed to Maturity AMT (b)
07/01/16	8.000%	$12,810,000	$14,132,248
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/15	3.000%	1,000,000	1,023,280
12/01/16	4.000%	1,000,000	1,063,690
12/01/17	4.000%	1,235,000	1,348,077
Northern California Power Agency Revenue Bonds Series 2010A
07/01/15	4.000%	1,355,000	1,376,924
Oakland Redevelopment Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2013
09/01/15	5.000%	4,500,000	4,624,470
09/01/16	5.000%	3,300,000	3,532,089
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2012 Series 2013
08/01/15	4.000%	1,470,000	1,493,476
Sacramento City Financing Authority
Refunding Revenue Bonds
EPA Building
Series 2013A
05/01/15	4.000%	1,250,000	1,262,237
05/01/16	4.000%	750,000	784,508
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03/01/15	5.000%	4,000,000	4,016,368
Series 2011
10/01/16	5.000%	20,000,000	21,553,400
Series 2013
02/01/18	5.000%	10,000,000	11,285,500
02/01/19	5.000%	6,650,000	7,740,334
Series 2014
10/01/18	5.000%	5,000,000	5,768,600
10/01/19	5.000%	8,460,000	10,021,124
Total			130,802,579
COLORADO 0.6%
Denver Urban Renewal Authority Tax Allocation Bonds Stapleton Senior Series 2013A-1
12/01/15	5.000%	1,670,000	1,734,579

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC) (c)
09/01/16	0.000%	$4,460,000	$4,374,993
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/15	5.000%	1,420,000	1,443,203
06/01/16	5.000%	2,010,000	2,134,459
Refunding Certificate of Participation
Series 2013A
06/01/16	5.000%	3,045,000	3,233,546
Total			12,920,780
CONNECTICUT 2.8%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/15	4.000%	2,500,000	2,551,850
08/15/17	5.000%	5,000,000	5,519,700
City of New Haven
Unlimited General Obligation Bonds
Series 2013A
08/01/15	5.000%	3,135,000	3,206,353
Unlimited General Obligation Refunding Bonds
Series 2006 (AMBAC)
11/01/15	5.000%	2,325,000	2,403,004
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2014
11/15/44	4.000%	4,750,000	5,202,152
Revenue Bonds
Subordinated Series 2012D-1
11/15/15	1.200%	3,710,000	3,734,857
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/18	5.000%	5,200,000	6,002,568
Series 2014H
11/15/19	5.000%	13,500,000	15,940,395
State of Connecticut (a)
Unlimited General Obligation Bonds
Series 2011A
05/15/15	0.520%	11,265,000	11,277,053
Total			55,837,932
DISTRICT OF COLUMBIA 0.3%
District of Columbia Prerefunded 01/01/16 Certificate of Participation Series 2006 (NPFGC)
01/01/17	5.250%	5,925,000	6,198,557

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 4.1%
Citizens Property Insurance Corp.
Revenue Bonds
High Risk Senior Secured
Series 2010A-1
06/01/15	5.000%	$13,750,000	$13,974,675
Series 2010A-1 (AGM)
06/01/15	5.000%	6,155,000	6,255,573
Senior Secured
Series 2012A-1
06/01/17	5.000%	15,000,000	16,467,900
City of Jacksonville
Refunding Revenue Bonds
Better Jacksonville
Series 2012
10/01/17	5.000%	2,000,000	2,227,580
Series 2012C
10/01/15	5.000%	1,000,000	1,032,300
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,163,880
Florida Department of Environmental Protection Refunding Revenue Bonds Florida Forever Series 2012A
07/01/16	4.000%	13,915,000	14,637,606
Florida HomeLoan Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	1,775,000	1,892,825
Florida Municipal Loan Council Revenue Bonds 9B Design-Build-Finance Project Series 2012
08/15/16	1.750%	9,250,000	9,367,382
Miami-Dade County School Board Foundation, Inc. Refunding Certificate of Participation Series 2015A
05/01/19	5.000%	2,000,000	2,316,280
Pasco County School Board Revenue Bonds Series 2013
10/01/18	5.000%	1,000,000	1,144,330
Southeast Overtown Park West Community Redevelopment Agency (d)
Tax Allocation Bonds
Series 2014A-1
03/01/15	3.000%	1,250,000	1,251,973
Series 2014A-2
03/01/16	4.000%	2,000,000	2,058,180
St. Johns County School Board
Refunding Certificate of Participation
Series 2015
07/01/19	5.000%	1,000,000	1,166,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
07/01/20	5.000%	$2,000,000	$2,380,280
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,348,990
Total			81,686,114
GEORGIA 1.5%
Burke County Development Authority Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 2012 (a)
11/01/48	1.550%	5,000,000	5,039,800
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2011A
01/01/19	5.000%	4,000,000	4,618,440
Floyd County Development Authority Revenue Bonds Georgia Power Company Plant Hammond Project Series 2012 (a)
07/01/22	0.850%	4,750,000	4,764,107
Municipal Electric Authority of Georgia
Revenue Bonds
Combined Cycle Project
Series 2012A
11/01/15	4.000%	3,045,000	3,133,305
Unrefunded Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	1,605,000	1,712,182
State of Georgia Unlimited General Obligation Bonds Series 2014A-1
02/01/18	5.000%	10,000,000	11,297,200
Total			30,565,034
GUAM 0.1%
Antonio B. Won Pat International Airport Authority Revenue Bonds General Series 2013C AMT (b)(e)
10/01/15	4.000%	1,000,000	1,024,720
HAWAII 0.2%
State of Hawaii Unlimited General Obligation Series 2014 EO
08/01/19	5.000%	3,000,000	3,543,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 10.9%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004A (NPFGC)
12/01/15	5.000%	$1,700,000	$1,706,800
Series 2010F
12/01/15	5.000%	2,000,000	2,074,260
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2004B (AMBAC)
01/01/18	5.000%	5,120,000	5,140,787
Chicago O’Hare International Airport
Revenue Bonds
General 3rd Lien
Series 2011B
01/01/17	5.000%	2,500,000	2,710,600
Chicago O’Hare International Airport (b)
Refunding Revenue Bonds
General 2nd Lien
Series 2012A AMT
01/01/17	5.000%	8,000,000	8,653,120
01/01/18	5.000%	11,340,000	12,634,915
General Senior Lien
Series 2013A AMT
01/01/16	5.000%	3,875,000	4,037,324
Passenger Facility Charge
Series 2012 AMT
01/01/17	5.000%	13,125,000	14,196,525
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC)
12/01/15	5.250%	3,165,000	3,284,574
Chicago Transit Authority
Revenue Bonds
Federal Transit Administration Section 5307
Series 2006 (AMBAC)
06/01/15	5.000%	2,615,000	2,655,768
Unrefunded Revenue Bonds
Federal Transit Administration
Series 2006 (AMBAC)
06/01/17	5.000%	2,875,000	3,096,547
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2001 (NPFGC)
01/01/18	5.500%	1,750,000	1,984,692
City of Chicago Waterworks Revenue Bonds 2nd Lien Project Series 2014
11/01/18	4.000%	1,000,000	1,105,380
City of Chicago
Unlimited General Obligation Bonds
Series 2007D (AMBAC)
12/01/16	5.000%	2,695,000	2,874,972

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2010A
12/01/16	5.000%	$2,500,000	$2,666,950
Unlimited General Obligation Refunding Bonds
Project
Series 2006A (AGM)
01/01/18	4.250%	1,350,000	1,391,567
Series 1996A-2 (AMBAC)
01/01/18	5.500%	7,125,000	7,686,949
Series 2005A (AGM)
01/01/16	5.000%	4,000,000	4,015,800
Cook County Community High School District No. 228 Bremen
Limited General Obligation Bonds
Series 2014B
12/01/16	5.000%	1,250,000	1,347,275
12/01/17	5.000%	2,000,000	2,215,580
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/19	5.000%	600,000	700,938
DePaul University
Series 2004A
10/01/15	5.375%	2,000,000	2,067,820
Revenue Bonds
Art Institute of Chicago
Series 2010A
03/01/15	5.000%	3,200,000	3,212,732
Series 2012A
03/01/15	5.000%	1,000,000	1,003,998
Illinois Finance Authority (a)
Revenue Bonds
Ascension Health
Series 2012E
11/15/42	5.000%	2,750,000	2,783,357
11/15/42	5.000%	2,000,000	2,192,980
Kane Cook & DuPage Counties School District No. U-46 Elgin (f)
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/19	5.000%	1,250,000	1,436,500
01/01/20	5.000%	1,500,000	1,762,860
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/15	5.000%	3,615,000	3,671,936
06/01/16	5.000%	8,280,000	8,764,049
Regional Transportation Authority
Revenue Bonds
Series 2003B
06/01/19	5.500%	3,945,000	4,671,196
Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	5,299,958
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B
06/15/17	5.000%	9,000,000	9,775,350
State of Illinois
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2014
02/01/18	4.000%	$2,750,000	$2,948,990
04/01/18	5.000%	10,000,000	11,061,200
04/01/19	5.000%	10,000,000	11,230,500
Unlimited General Obligation Refunding Bonds
1st Series 2002 (XLCA)
08/01/15	5.500%	7,825,000	8,022,894
Series 2006
01/01/16	5.000%	4,655,000	4,840,316
Series 2010
01/01/16	5.000%	14,600,000	15,181,226
Series 2010 (AGM)
01/01/16	5.000%	4,250,000	4,421,190
Series 2012
08/01/15	5.000%	5,450,000	5,574,151
08/01/16	5.000%	20,000,000	21,240,200
Total			217,344,726
INDIANA 1.3%
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co.
Series 2009C
01/01/16	4.900%	10,000,000	10,409,700
Series 2008A-1
11/01/16	5.000%	2,665,000	2,872,497
Revenue Bonds
2nd Lien-CWA Authority, Inc.
Series 2011C
10/01/16	3.000%	10,000,000	10,395,400
Beacon Health System Obligation Group
Series 2013
08/15/15	4.000%	500,000	510,450
08/15/16	5.000%	1,000,000	1,069,750
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1
07/01/17	5.000%	1,000,000	1,104,250
Total			26,362,047
IOWA 0.9%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2010
07/01/15	5.000%	1,075,000	1,096,532
07/01/16	5.000%	1,150,000	1,220,564
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-1 AMT (b)
12/01/15	3.500%	15,070,000	15,275,856
Total			17,592,952

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY 0.4%
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013
07/01/17	5.000%	$5,550,000	$6,079,303
Kentucky State Property & Building Commission Refunding Revenue Bonds Project No. 100 Series 2011A
08/01/18	5.000%	2,500,000	2,845,975
Total			8,925,278
LOUISIANA 1.4%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	4,505,000	4,759,397
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Series 2010B
11/01/15	2.875%	2,750,000	2,799,693
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/17	5.000%	6,090,000	6,461,003
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,409,991
09/01/16	5.000%	3,785,000	4,036,854
Regional Transit Authority
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,184,385
12/01/16	4.000%	1,000,000	1,059,610
Total			28,710,933
MAINE 0.4%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series 2010B Escrowed to Maturity
07/01/15	5.000%	330,000	336,735
07/01/15	5.000%	50,000	51,014
07/01/16	4.000%	335,000	352,397
07/01/16	4.000%	50,000	52,574
Unrefunded Revenue Bonds
Series 2010B
07/01/15	5.000%	3,075,000	3,137,638
07/01/16	4.000%	3,170,000	3,332,748
Total			7,263,106

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 1.5%
County of Charles Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2012
03/01/18	5.000%	$4,395,000	$4,981,161
State of Maryland
Unlimited General Obligation Bonds
1st Series 2014A
03/01/19	5.000%	6,465,000	7,550,732
Series 2011B
08/01/18	5.000%	11,000,000	12,631,630
University System of Maryland Revenue Bonds Series 2012C
04/01/18	5.000%	3,605,000	4,093,117
Total			29,256,640
MASSACHUSETTS 2.3%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2013A
04/01/18	5.000%	4,400,000	4,991,272
Massachusetts Development Finance Agency
Prerefunded Revenue Bonds
Boston Medical Center
Series 2012 Escrowed to Maturity
07/01/15	5.000%	995,000	1,015,099
07/01/16	5.000%	800,000	852,384
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/15	5.000%	1,005,000	1,021,432
07/01/16	5.000%	800,000	839,864
Massachusetts Development Finance Agency (a)
Revenue Bonds
Tufts University
Series 2011P
02/15/36	3.000%	3,700,000	3,805,968
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/16	5.250%	12,500,000	13,040,375
Massachusetts Educational Financing Authority (b)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/18	4.000%	1,500,000	1,614,750
01/01/19	5.000%	2,000,000	2,241,120
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project No. 6
Series 2012A
07/01/15	5.000%	1,500,000	1,530,240
07/01/16	5.000%	3,000,000	3,196,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2010E AMT (b)
07/01/15	5.000%	$4,000,000	$4,081,480
Massachusetts Water Pollution Abatement Trust (The) Refunding Revenue Bonds Pool Program Series 2004A
02/01/18	5.250%	3,670,000	4,173,340
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	3,000,000	3,110,130
Total			45,513,894
MICHIGAN 2.2%
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-5
07/01/18	5.000%	2,165,000	2,422,786
Series 2014H-1
10/01/19	5.000%	1,415,000	1,653,159
State Revolving Fund Drinking Water
Series 2012
10/01/18	5.000%	3,640,000	4,195,246
Revenue Bonds
Unemployment Obligation Assessment
Series 2012
07/01/19	5.000%	5,000,000	5,888,600
Michigan Finance Authority (b)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/18	5.000%	1,180,000	1,319,712
11/01/19	5.000%	1,250,000	1,416,525
Michigan State Building Authority Refunding Revenue Bonds Facilities Program Series 2013I-A
10/15/15	5.000%	5,550,000	5,738,811
Michigan State Hospital Finance Authority
Revenue Bonds
Ascension Health Senior Care Group
Series 2010
11/15/15	5.000%	2,000,000	2,075,080
Michigan State Hospital Finance Authority (a)
Revenue Bonds
Ascension Health Senior Care Group
Series 1999
11/15/33	0.900%	5,000,000	5,004,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/17	5.000%	$1,400,000	$1,550,304
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/18	5.000%	1,000,000	1,130,110
05/01/19	5.000%	450,000	521,635
State of Michigan Trunk Line Refunding Revenue Bonds Series 2014
11/15/18	5.000%	5,180,000	5,980,932
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metropolitan Airport Series 2010C (AGM)
12/01/15	5.000%	4,780,000	4,966,420
Total			43,863,520
MINNESOTA 1.4%
Minneapolis Special School District No. 1 Certificate of Participation Series 2014D (School District Credit Enhancement Program)
02/01/20	5.000%	7,170,000	8,519,968
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2010D AMT (b)
01/01/16	5.000%	5,160,000	5,365,884
Moorhead Independent School District No. 152 Unlimited General Obligation Refunding Bonds School Buildings Series 2014A
04/01/18	5.000%	3,285,000	3,730,873
State of Minnesota Refunding Revenue Bonds Appropriation Series 2012B
03/01/16	4.000%	9,820,000	10,229,101
Total			27,845,826
MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds Marshall County Industrial Development Authority Series 2012
01/01/16	4.000%	1,500,000	1,551,345
MISSOURI 0.5%
City of St. Louis Airport

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/16	5.000%	$1,325,000	$1,408,051
07/01/17	5.000%	715,000	788,266
07/01/18	5.000%	765,000	868,436
Kansas City Airport Revenue Refunding Revenue Bonds General Improvement Series 2013B
09/01/16	5.000%	410,000	439,782
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/19	5.000%	2,150,000	2,472,565
01/01/20	5.000%	2,825,000	3,325,929
Total			9,303,029
NEBRASKA 1.2%
Central Plains Energy Project Refunding Revenue Bonds Series 2014 (Royal Bank of Canada) (a)
08/01/39	5.000%	14,500,000	16,851,175
Nebraska Investment Finance Authority Revenue Bonds Series 2014A
03/01/44	3.000%	4,750,000	4,957,147
Nebraska Public Power District Refunding Revenue Bonds Series 2014
01/01/19	5.000%	2,000,000	2,310,900
Total			24,119,222
NEVADA 2.4%
Clark County School District
Limited General Obligation Refunding Bonds
Series 2014A
06/15/18	5.000%	10,000,000	11,345,700
Unlimited General Obligation Refunding Bonds
Series 2014B
06/15/18	5.000%	15,000,000	17,018,550
County of Clark Department of Aviation Revenue Bonds Series 2014B
07/01/18	5.000%	5,000,000	5,685,100
Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/17	5.000%	13,380,000	13,647,868
Total			47,697,218

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY 4.5%
City of Newark
Unlimited General Obligation Refunding Bonds
Qualified General Improvement
Series 2013A
07/15/15	5.000%	$2,000,000	$2,043,620
07/15/16	5.000%	5,845,000	6,202,480
City of Trenton
Unlimited General Obligation Refunding Bonds
Series 2013
07/15/15	3.000%	1,000,000	1,012,480
07/15/16	4.000%	1,100,000	1,152,965
County of Union
Unlimited General Obligation Bonds
Series 2012B
03/01/15	3.000%	4,060,000	4,069,445
03/01/16	3.000%	4,080,000	4,196,525
New Brunswick Parking Authority Refunding Revenue Bonds City Guaranteed Parking Series 2012
09/01/15	3.000%	1,500,000	1,522,365
New Jersey Building Authority Refunding Revenue Bonds Series 2013A
06/15/17	5.000%	5,500,000	6,018,815
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2010DD-1
12/15/17	5.000%	4,435,000	4,876,416
Transportation Project Sublease
Series 2008A
05/01/17	5.000%	11,345,000	12,361,285
New Jersey Higher Education Student Assistance Authority (b)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/16	4.000%	1,000,000	1,057,440
12/01/17	5.000%	2,780,000	3,075,542
New Jersey State Turnpike Authority Revenue Bonds Series 2013D (a)
01/01/22	0.550%	4,000,000	4,006,440
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Subordinated Series 2005A Escrowed to Maturity (NPFGC)
09/15/17	5.000%	8,770,000	9,763,904
Prerefunded 09/15/15 Certificate of Participation
Federal Transit Administration Grants
Subordinated Series 2005A (NPFGC)
09/15/18	5.000%	4,450,000	4,585,947
New Jersey Transit Corp Revenue Bonds Grant Anticipation Note Series 2014A
09/15/18	5.000%	3,500,000	3,967,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2004B (NPFGC)
12/15/16	5.500%	$9,600,000	$10,434,720
Unrefunded Revenue Bonds
Transportation System
Series 1999
06/15/16	5.750%	4,860,000	5,196,652
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2004A
06/15/15	5.000%	3,000,000	3,038,940
Series 2008A
06/15/17	5.000%	1,935,000	2,110,795
Total			90,694,026
NEW YORK 14.3%
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	15,000	15,723
Unlimited General Obligation Bonds
Series 2005J (FGIC)
03/01/16	5.000%	8,000,000	8,033,680
Series 2009C
08/01/17	5.000%	12,000,000	13,283,760
Series 2009E
08/01/15	5.000%	3,500,000	3,585,715
Series 2010B
08/01/17	5.000%	5,000,000	5,534,900
Series 2013E
08/01/18	5.000%	4,000,000	4,565,440
08/01/18	5.000%	5,960,000	6,802,506
Subordinated Series 2004 Escrowed to Maturity
03/01/15	5.000%	2,705,000	2,715,962
Subordinated Series 2004H-B
03/01/19	5.000%	8,500,000	9,855,665
Subordinated Series 2005F-1
09/01/16	5.000%	3,350,000	3,446,011
Subordinated Series 2008I-1
02/01/17	5.000%	8,635,000	9,401,615
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/18	5.000%	4,645,000	5,301,617
Series 2012F
08/01/18	5.000%	1,675,000	1,911,778
Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	3,635,000	3,811,261
Subordinated Series 2004
03/01/15	5.000%	3,795,000	3,810,304

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
City of Yonkers Limited General Obligation Refunding Bonds Series 2012A
07/01/15	4.000%	$1,250,000	$1,269,800
County of Monroe Limited General Obligation Refunding Bonds Series 2012
03/01/15	5.000%	1,000,000	1,003,851
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/17	5.000%	1,825,000	1,981,950
03/01/18	5.000%	1,825,000	2,041,591
03/01/19	5.000%	2,000,000	2,287,280
County of Suffolk
Limited General Obligation Bonds
Public Improvement
Series 2013B
10/15/15	3.000%	3,870,000	3,940,434
10/15/16	3.000%	3,905,000	4,056,748
Erie County Industrial Development Agency (The)
Revenue Bonds
Series 2012
05/01/15	5.000%	2,000,000	2,024,580
05/01/17	5.000%	3,000,000	3,298,470
Long Island Power Authority Revenue Bonds Series 2012B
09/01/16	5.000%	6,755,000	7,218,190
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/18	5.500%	5,000,000	5,849,300
Series 2008A
11/15/18	5.000%	2,125,000	2,441,965
Series 2012E
11/15/16	4.000%	1,000,000	1,064,340
11/15/17	5.000%	1,000,000	1,117,480
Transportation
Series 2005G
11/15/18	5.000%	2,900,000	3,332,564
Series 2010D
11/15/18	5.000%	1,890,000	2,171,912
Series 2014B
11/15/18	5.000%	1,000,000	1,149,160
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A
02/15/15	5.000%	4,500,000	4,509,301
New York City Industrial Development Agency Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT (b)
07/01/18	5.000%	4,655,000	5,159,881

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2012E-1
02/01/19	5.000%	$4,750,000	$5,509,810
New York State Dormitory Authority
Revenue Bonds
General Purpose
Series 2014A
02/15/18	5.000%	14,250,000	16,103,640
Mount Sinai School of Medicine
Series 2010A
07/01/15	5.000%	1,000,000	1,020,030
07/01/16	5.000%	2,645,000	2,810,789
Series 2012B
03/15/16	5.000%	4,750,000	5,011,583
New York State Housing Finance Agency Revenue Bonds Affordable Housing Series 2012E
11/01/16	1.100%	2,100,000	2,121,756
New York State Thruway Authority
Prerefunded Revenue Bonds
Series 2012I Escrowed to Maturity
01/01/17	5.000%	225,000	244,406
Revenue Bonds
General
2nd Series 2005B
04/01/16	5.000%	4,500,000	4,645,845
Series 2007H (NPFGC)
01/01/19	5.000%	6,240,000	6,958,287
Series 2013A
05/01/19	5.000%	10,000,000	11,561,900
Series 2014J
01/01/19	5.000%	1,200,000	1,380,540
Transportation
Series 2008A
03/15/17	5.000%	1,000,000	1,096,950
Unrefunded Revenue Bonds
General
2nd Series 2005B (NPFGC)
04/01/17	5.000%	5,960,000	6,151,197
Series 2012I
01/01/17	5.000%	775,000	841,689
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2014
03/15/19	5.000%	15,000,000	17,485,800
Revenue Bonds
State Personal Income Tax
Series 2010A
03/15/19	5.000%	13,235,000	15,428,304
Series 2013E
03/15/17	5.000%	15,000,000	16,454,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Port Authority of New York & New Jersey Revenue Bonds Consolidated 172nd Series 2012 AMT (b)
10/01/17	5.000%	$5,000,000	$5,548,550
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2011B
06/01/16	5.000%	20,000,000	21,263,000
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012B
11/15/17	5.000%	3,325,000	3,722,504
Utica School District
Unlimited General Obligation Refunding Bonds
Series 2013
07/01/15	2.000%	1,000,000	1,006,020
07/01/16	3.000%	1,000,000	1,026,400
Total			285,387,984
NORTH CAROLINA 0.8%
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	3,740,000	4,218,122
Series 2012D
01/01/16	5.000%	5,875,000	6,129,975
State of North Carolina Revenue Bonds Grant Anticipation Revenue Vehicle Series 2007 (NPFGC)
03/01/18	5.000%	4,500,000	4,922,325
Total			15,270,422
NORTH DAKOTA 1.1%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT (a)(b)
07/01/38	3.500%	22,000,000	22,230,340
OHIO 1.2%
City of Columbus Unlimited General Obligation Bonds Series 2014A
02/15/18	5.000%	14,710,000	16,640,099
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 (GNMA/FNMA)
11/01/28	5.000%	2,190,000	2,345,205

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
State of Ohio Refunding Revenue Bonds Series 2014B
12/15/19	5.000%	$5,000,000	$5,943,200
Total			24,928,504
OKLAHOMA 0.3%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2013
06/01/15	5.000%	1,500,000	1,524,375
Norman Public Schools Project
Series 2014
07/01/18	5.000%	2,400,000	2,723,640
Oklahoma County Finance Authority Revenue Bonds Midwest City - Delaware City Public Schools Series 2012
03/01/15	2.000%	1,500,000	1,502,198
Total			5,750,213
PENNSYLVANIA 2.3%
City of Philadelphia Water & Wastewater Revenue Bonds Series 2010C (AGM)
08/01/16	5.000%	3,440,000	3,680,869
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2012
06/01/19	5.000%	5,650,000	6,609,652
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/19	5.000%	10,980,000	12,874,050
County of Allegheny Unlimited General Obligation Refunding Bonds Series 2014C-73
12/01/18	5.000%	6,650,000	7,661,598
Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	1,250,000	1,368,575
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E
05/15/15	5.000%	4,250,000	4,310,138
Pennsylvania Housing Finance Agency Revenue Bonds Series 2012-114A AMT (b)
04/01/15	1.050%	160,000	160,133

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012
07/01/15	5.000%	$2,000,000	$2,040,060
Philadelphia Municipal Authority
Refunding Revenue Bonds
City Agreement
Series 2013A
11/15/15	5.000%	2,000,000	2,073,780
11/15/16	5.000%	1,750,000	1,883,245
State Public School Building Authority
Revenue Bonds
School District of Philadelphia
Series 2012
04/01/15	5.000%	1,500,000	1,512,285
04/01/16	5.000%	2,000,000	2,106,260
Total			46,280,645
RHODE ISLAND 0.9%
Rhode Island Economic Development Corp. Revenue Bonds Grant Anticipation-Department of Transportation Series 2006A (NPFGC)
06/15/17	5.000%	16,410,000	17,345,534
SOUTH CAROLINA 1.6%
Berkeley County School District
Revenue Bonds
Series 2013
12/01/16	4.000%	400,000	424,980
12/01/17	5.000%	500,000	556,570
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-3
01/01/18	5.000%	5,080,000	5,680,354
Series 2009A-4
01/01/19	5.000%	6,645,000	7,630,919
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Palmetto Health Series 2013A
08/01/15	3.000%	1,000,000	1,009,920
South Carolina State Public Service Authority
Refunding Revenue Bonds
Santee Cooper
Series 2012C
12/01/16	5.000%	5,065,000	5,482,305
Revenue Bonds
Santee Cooper
Series 2006A Escrowed to Maturity (NPFGC)
01/01/16	5.000%	4,295,000	4,481,833

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2012A
10/01/15	4.000%	$6,000,000	$6,153,240
Total			31,420,121
TENNESSEE 0.2%
Memphis-Shelby County Airport Authority (b)
Refunding Revenue Bonds
Series 2010B AMT
07/01/15	4.000%	2,060,000	2,093,248
07/01/16	5.000%	1,000,000	1,060,770
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012
07/01/16	5.000%	1,250,000	1,333,150
Total			4,487,168
TEXAS 5.6%
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A
01/01/17	5.000%	925,000	1,005,623
City Public Service Board of San Antonio
Refunding Revenue Bonds
Junior Lien
Series 2014
02/01/19	5.000%	13,865,000	16,105,723
Systems
Series 2011
02/01/16	5.000%	4,000,000	4,194,920
City of El Paso Water & Sewer Refunding Revenue Bonds Series 2014
03/01/19	4.000%	1,000,000	1,123,110
City of Houston Combined Utility System (a)
Refunding Revenue Bonds
Combined 1st Lien-SIFMA
Series 2012
05/15/34	0.620%	6,000,000	6,019,260
SIFMA Index
Series 2012
05/15/34	0.570%	3,500,000	3,500,630
City of Houston Limited General Obligation Refunding Bonds Series 2011A
03/01/16	5.000%	11,470,000	12,068,390

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	$1,250,000	$1,252,626
Clear Creek Independent School District Unlimited General Obligation Refunding Bonds Series 2012A (Permanent School Fund Guarantee)
02/15/16	5.000%	5,130,000	5,389,834
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2013D
11/01/16	5.000%	1,000,000	1,078,960
Dallas/Fort Worth International Airport (b)
Refunding Revenue Bonds
Series 2013E AMT
11/01/18	5.000%	20,980,000	24,031,961
Harris County-Houston Sports Authority Refunding Revenue Bonds Senior Lien Series 2014A
11/15/19	5.000%	3,000,000	3,519,720
Houston Independent School District
Revenue Bonds
Series 2014
09/15/19	5.000%	4,100,000	4,820,780
Houston Independent School District (a)
Limited General Obligation Refunding Bonds
Limited Tax
Series 2012 (Permanent School Fund Guarantee)
06/01/30	2.500%	7,500,000	7,550,625
Lower Colorado River Authority
Prerefunded Revenue Bonds
Series 2010 Escrowed to Maturity
05/15/15	5.000%	5,000	5,070
05/15/15	5.000%	10,000	10,140
Unrefunded Revenue Bonds
Series 2010
05/15/16	5.000%	6,320,000	6,698,694
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/15	5.000%	2,110,000	2,176,191
10/01/16	5.000%	1,925,000	2,063,446
10/01/17	5.000%	2,865,000	3,170,065
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Trinity Terrace Project Series 2014
12/01/18	2.500%	4,995,000	5,136,209
Total			110,921,977

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH 0.2%
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	$4,690,000	$4,877,506
VIRGINIA 0.2%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	3,335,000	3,387,593
WASHINGTON 4.0%
Energy Northwest
Refunding Revenue Bonds
Project 1
Series 2012B
07/01/17	5.000%	30,220,000	33,432,084
Wind Project
Series 2014
07/01/16	5.000%	1,000,000	1,064,890
07/01/17	5.000%	1,000,000	1,102,980
07/01/18	5.000%	1,425,000	1,619,741
Port of Seattle Refunding Revenue Bonds Series 2010B AMT (b)
12/01/15	5.000%	5,500,000	5,717,800
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012
12/01/17	4.000%	2,000,000	2,189,240
State of Washington
Certificate of Participation
State & Local Agencies
Series 2012
07/01/16	4.000%	3,500,000	3,683,785
State & Local Agency Personal Property
Series 2014B
07/01/18	5.000%	5,000,000	5,686,950
Revenue Bonds
520 Corridor Program
Senior Series 2013
09/01/16	5.000%	2,000,000	2,142,960
Senior Series 2013C
09/01/19	5.000%	2,000,000	2,340,020
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2014E
02/01/18	5.000%	4,410,000	4,974,568
Various Purpose
Series 2013D
02/01/18	5.000%	2,810,000	3,169,736
Unlimited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Series 2010A
01/01/19	5.000%	$5,780,000	$6,702,719
Various Purpose
Series 2009R
01/01/18	5.000%	4,940,000	5,557,352
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	715,000	759,916
Total			80,144,741
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)(b)
01/01/41	2.250%	3,750,000	3,797,288
WISCONSIN —%
University of Wisconsin Hospitals & Clinics Authority
Revenue Bonds
Series 2013A
04/01/15	4.000%	160,000	161,062
04/01/16	4.000%	185,000	192,974
Total			354,036
WYOMING 0.3%
County of Sweetwater
Revenue Bonds
Series 2013
06/15/15	4.000%	1,485,000	1,504,290
12/15/15	5.000%	2,000,000	2,075,800
12/15/16	5.000%	2,500,000	2,683,600
Total			6,263,690
Total Municipal Bonds (Cost: $1,645,671,485)			$1,663,210,795

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 14.9%
CALIFORNIA 0.9%
California Municipal Finance Authority Refunding Revenue Bonds Republic Services, Inc. Series 2010 (a)
09/01/21	0.300%	6,000,000	5,999,820
California Pollution Control Financing Authority Revenue Bonds Republic Services, Inc. VRDN Series 2010B (a)
08/01/24	0.300%	5,000,000	5,000,000

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
CALIFORNIA (CONTINUED)
Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012
10/01/15	0.740%	$4,600,000	$4,730,548
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012
11/01/15	0.250%	1,700,000	1,728,781
Total			17,459,149
CONNECTICUT 0.8%
City of Hartford General Obligation Unlimited Notes BAN Series 2014
10/27/15	0.390%	10,000,000	10,118,700
City of New Britain General Obligation Unlimited Notes BAN Series 2014B
03/26/15	0.730%	6,000,000	6,011,848
Total			16,130,548
LOUISIANA 0.8%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013 AMT (b)
08/01/15	8.860%	16,100,000	16,168,908
MICHIGAN 0.2%
Michigan Finance Authority Revenue Notes State Aid Withholdings School District Series 2014E
08/20/15	1.740%	3,920,000	3,943,559
NEW JERSEY 1.8%
City of Newark
General Obligation Unlimited Notes
BAN Series 2014B
06/24/15	0.970%	7,000,000	7,021,490
Refunding General Obligation Unlimited Notes
Series 2014D
12/08/15	0.950%	1,316,000	1,324,962
Series 2014F
12/08/15	0.950%	1,000,000	1,006,810
City of Trenton General Obligation Unlimited Notes BAN Series 2014
06/17/15	0.670%	15,268,500	15,287,433

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW JERSEY (CONTINUED)
Township of Berkeley General Obligation Unlimited Notes BAN Series 2014A
08/25/15	0.820%	$11,409,928	$11,453,400
Total			36,094,095
NEW YORK 9.6%
Board of Cooperative Educational Services First Supervisory District Revenue Notes RAN Series 2014
06/26/15	0.650%	6,000,000	6,008,460
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2014
06/18/15	0.570%	10,800,000	10,817,712
07/24/15	0.680%	10,000,000	10,039,400
City of Long Beach
General Obligation Limited Notes
RAN Series 2014A
09/18/15	1.250%	2,120,000	2,123,244
Limited General Obligation Notes
BAN Series 2014
02/18/15	1.440%	1,000,000	1,000,389
City of Rome General Obligation Limited Notes BAN Series 2014
09/04/15	0.650%	12,932,539	12,978,191
County of Nassau
General Obligation Limited Notes
BAN Series 2014A
02/02/15	0.000%	3,950,000	3,950,472
RAN Series 2014A
03/16/15	0.320%	7,250,000	7,265,564
County of Rockland
General Obligation Limited Notes
RAN Series 2014
08/12/15	0.850%	9,900,000	9,933,858
TAN Series 2014
03/17/15	0.820%	8,000,000	8,012,187
County of Suffolk
General Obligation Limited Notes
RAN Series 2014
03/26/15	0.580%	5,425,000	5,432,679
TAN Series 2014
09/11/15	0.420%	15,000,000	15,098,700
Delhi Central School District General Obligation Unlimited Notes BAN Series 2014
07/31/15	0.500%	7,750,000	7,769,065

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
Ellicottville Central School District General Obligation Unlimited Notes BAN Series 2014
06/19/15	0.700%	$6,600,000	$6,620,262
Franklin County Solid Waste Management Authority Revenue Notes BAN Series 2014 AMT (b)
03/31/15	1.080%	1,440,000	1,439,788
Jamestown City School District General Obligation Unlimited Notes BAN Series 2014B
07/30/15	0.480%	9,390,000	9,414,226
Lewiston-Porter Central School District General Obligation Unlimited Notes BAN Series 2014A
07/23/15	0.700%	6,080,000	6,103,165
Orange & Ulster Counties Board Cooperative Educational Services Sole Supervisory District Revenue Notes RAN Series 2014B
07/31/15	0.690%	11,000,000	11,016,610
Salmon River Central School District General Obligation Unlimited Notes RAN Series 2014
06/18/15	0.700%	9,000,000	9,010,260
Shoreham-Wading River Central School District General Obligation Unlimited Notes TAN Series 2014
06/25/15	0.610%	4,000,000	4,014,280
Town of Ramapo Limited General Obligation Notes BAN Series 2014B
05/27/15	2.700%	3,860,000	3,875,208
Utica School District
General Obligation Unlimited Notes
BAN Series 2015
07/23/15	0.750%	5,000,000	5,006,000
RAN Series 2014
06/24/15	0.850%	10,000,000	10,015,800
Village of Arcade General Obligation Limited Notes BAN Series 2014
08/20/15	0.800%	4,770,000	4,788,317
Village of East Rochester General Obligation Limited Notes BAN Series 2014
05/29/15	0.640%	6,500,000	6,512,935
Watervliet City School District
General Obligation Unlimited Notes
BAN Series 2014
06/25/15	0.730%	10,450,000	10,461,181

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
06/26/15	0.750%	$3,420,000	$3,437,271
Total			192,145,224
PENNSYLVANIA 0.8%
Clarion County Industrial Development Authority Revenue Bonds Student Housing BAN Series 2014
05/01/16	0.960%	5,000,000	5,005,750
School District of the City of Erie (The) General Obligation Limited Notes TRAN Series 2014
06/30/15	0.690%	11,500,000	11,514,605
Total			16,520,355
Total Municipal Short Term (Cost: $298,348,479)			$298,461,838

	Shares	Value

Money Market Funds 1.1%
JPMorgan Tax-Free Money Market Fund, 0.010% (g)	22,001,067	$22,001,067
Total Money Market Funds (Cost: $22,001,067)		$22,001,067
Total Investments
(Cost: $1,966,021,031) (h)		$1,983,673,700(i)
Other Assets & Liabilities, Net		13,111,585
Net Assets		$1,996,785,285

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $3,310,153 or 0.17% of net assets.

(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $1,024,720 or 0.05% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(h)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $1,966,021,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,526,000
Unrealized Depreciation	(873,000)
Net Unrealized Appreciation	$17,653,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,663,210,795	—	1,663,210,795
Total Bonds	—	1,663,210,795	—	1,663,210,795
Short-Term Securities
Municipal Short Term	—	298,461,838	—	298,461,838
Total Short-Term Securities	—	298,461,838	—	298,461,838
Mutual Funds
Money Market Funds	22,001,067	—	—	22,001,067
Total Mutual Funds	22,001,067	—	—	22,001,067
Total	22,001,067	1,961,672,633	—	1,983,673,700

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2015